Summary of Significant Accounting Policies - Concentration of Credit Risk and Significant Customers (Details) - Customer Concentration Risk	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Third-Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage		37.00%
Related Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	56.00%		57.00%
One Related Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	52.00%		53.00%
One Related Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	59.00%	7.00%
Second Third-Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage		19.00%